Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the year ended
	June 30, 2026
	PRC	Other areas	Total
	USD	USD	USD
(Loss)/income before income tax expenses	(2,602,713)	(1,634,522)	(4,237,235)
Current income tax expenses	-	-	-
Deferred income tax benefit	562,631	-	562,631
Total income tax benefit	562,631	-	562,631

	For the years ended
	June 30,
	2025	2024
	USD	USD
Current income tax expenses	(201,629)	(71,862)
Deferred income tax (expense)/ benefit	(27,274)	123,328
Total income tax (expenses)/ benefit	(228,903)	51,466

Schedule of Statutory Tax Rate to the Effective Income Tax Rate

A reconciliation between PRC statutory tax rate of 25% to the Group’s effective income tax rate after the adoption of ASU 2023-09 was as follows:

	For the year ended
	June 30, 2026
	Amount	Percentage
	USD	%
Statutory tax	1,059,309	25.0%
Foreign tax effects
Hong Kong	(227,763)	(5.4)%
Cayman	(180,868)	(4.3)%
Effect of changes in tax laws or rates enacted in the current year	-	-%
Effect of cross-border tax laws	-	-%
Changes in valuation allowance	(93,511)	(2.2)%
Nontaxable or nondeductible items
Non-deductible expenses	(20,057)	(0.4)%
Other adjustments
Effect of tax holidays inside PRC	(166,582)	(3.9)
NOL true-up	192,103	4.5%
Income tax benefit	562,631	13.3%

A reconciliation between PRC statutory tax rate of 25% to the Group’s effective income tax rate for years prior to the adoption of ASU 2023-09 was as follows:

	For the years ended
	June 30,
	2025	2024
	USD	USD
(Loss)/income before income tax expenses	(32,292,178)	589,019
Computed income tax expense with statutory tax rate of 25%	8,073,045	(147,255)
Tax effect of non-deductible items	(7,902,309)	(10,674)
Changes in valuation allowance	-	-
Write-off of net operating losses carried forward	(231,302)	(72,665)
Effect of preferential tax rate	(168,337)	282,060
Income tax (expense)/benefit	(228,903)	51,466

Schedule of Deferred Tax Assets

As of June 30, 2026 and 2025, the significant components of the deferred tax assets are summarized below:

	As of June 30,
	2026	2025
Deferred tax assets:
Net operating loss carried forward	1,100,341	355,135
Impairment of property	137,131	128,034
Allowance for credit loss	-	701
Lease Liability	212,849	-
Net deferred tax liabilities offset	(200,356)	-
Valuation allowance	(171,551)	-
Total deferred tax assets, net	1,078,414	483,870

	As of June 30,
	2026	2025
Deferred tax liabilities:
ROU assets	(200,356)	-
Net deferred tax asset offset	200,356	-
Total deferred tax liabilities	-	-

Schedule of Net Operating Loss Carryforwards	As of June 30, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:
Amount
USD
2027	1,112,615
2028	1,102,918
2029	272,946
2030	3,323,072
2031	-
Total	5,811,551

Schedule of Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the years ended June 30,
	2026	2025	2024
	USD	USD	USD
Balance at beginning of the year	-	-	-
Provision	168,672	-	-
Foreign exchange effect	2,879	-	-
Balance at end of the year	171,551	-	-